Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 2) (USD $) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended						12 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Interest-sensitive life insurance	Dec. 31, 2010 Interest-sensitive life insurance	Dec. 31, 2011 Equity-indexed life insurance Maximum	Dec. 31, 2011 Equity-indexed life insurance Minimum	Dec. 31, 2011 Other life insurance Maximum	Dec. 31, 2011 Other life insurance Minimum	Dec. 31, 2011 Fixed annuities	Dec. 31, 2010 Fixed annuities	Dec. 31, 2011 Immediate fixed annuities Maximum	Dec. 31, 2011 Immediate fixed annuities Minimum	Dec. 31, 2011 Equity indexed fixed annuities Maximum	Dec. 31, 2011 Equity indexed fixed annuities Minimum	Dec. 31, 2011 Other fixed annuities Maximum	Dec. 31, 2011 Other fixed annuities Minimum	Dec. 31, 2011 Funding agreements backing medium-term notes	Dec. 31, 2010 Funding agreements backing medium-term notes	Dec. 31, 2011 Funding agreements backing medium-term notes Maximum	Dec. 31, 2011 Funding agreements backing medium-term notes Minimum	Dec. 31, 2011 Other investment contracts	Dec. 31, 2010 Other investment contracts	Dec. 31, 2011 Other investment contracts Maximum	Dec. 31, 2011 Other investment contracts Minimum	Dec. 31, 2010 Allstate Bank deposits
Contractholder funds
Total contractholder funds	$ 42,332	$ 48,195	$ 52,582	$ 10,826	$ 10,675					$ 29,049	$ 33,166							$ 1,929	$ 2,749			$ 528	$ 514			$ 1,091
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)						11.00%	0.00%	6.00%	1.50%			9.90%	0.00%	11.00%	(8.00%)	6.60%	0.20%			5.80%	0.90%			10.30%	1.80%
Period for withdrawal or surrender charges (in years)				20 years
Maximum period for withdrawal or surrender charges (in years)										10 years
Percent of fixed annuities subject to market value adjustment for discretionary withdrawals										25.30%